SHARE CAPITAL (Details 1)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Statement [Line Items]
Warrants, outstanding | shares	141,686,740
Weighted average exercise price | $ / shares	$ 0.24
Weighted average remaining life, outstanding	1 year 10 months 24 days
Warrant 1
Statement [Line Items]
Exercise price	0.200
Warrants, outstanding | shares	100,377,253
Weighted average exercise price | $ / shares	$ 0.20
Weighted average remaining life, outstanding	2 years 4 months 20 days
Warrant 2
Statement [Line Items]
Exercise price	0.270
Warrants, outstanding | shares	9,259,259
Weighted average exercise price | $ / shares	$ 0.27
Weighted average remaining life, outstanding	1 year 5 months 19 days
Warrant 3
Statement [Line Items]
Exercise price	0.374
Warrants, outstanding | shares	32,050,228
Weighted average exercise price | $ / shares	$ 0.37
Weighted average remaining life, outstanding	6 months